RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS:

Key management personnel compensation:
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2017	2016

Short-term employee benefits	$9,446	$7,422
Post-employment benefits	205	157
Share-based payments	10,932	10,132
	$20,583	$17,711

The amounts in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 31, 2017	January 1, 2017

DSUs	$9,460	$6,481